Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of Income Tax Benefit (Provision)
The benefit (provision) for incomes taxes consists of the following:

	For the years ended December 31,
(In thousands)	2017	2016	2015
Current
Federal	$2,398	$—	$430
State	(1,737)	(2,931)	(2,157)
Foreign	(3,424)	(2,438)	(8,134)
	(2,763)	(5,369)	(9,861)
Deferred
Federal	(10,759)	25,739	109,286
State	(2,738)	10,657	12,327
Foreign	(2,595)	25,088	1,923
	(16,092)	61,484	123,536
Total, net	$(18,855)	$56,115	$113,675

Components of Deferred Income Tax Assets and Liabilities
Deferred income tax assets and liabilities as of December 31, 2017 and 2016 are comprised of the following:

(In thousands)	December 31, 2017	December 31, 2016
Deferred income tax assets:
Federal net operating loss	$79,356	$76,792
State net operating loss	46,571	36,285
Foreign net operating loss	35,710	32,895
Research and development expense	4,038	3,246
Tax credits	20,040	20,894
Stock options	28,830	36,485
Accruals	5,719	8,306
Equity investments	8,454	7,011
Bad debts	20,302	14,283
Lease liability	2,205	3,233
Foreign credits	11,113	10,253
Available for sale securities	2,406	4,792
Other	17,448	7,795
Deferred income tax assets	282,192	262,270
Deferred income tax liabilities:
Intangible assets	(280,962)	(354,043)
Fixed assets	(5,572)	(13,710)
Other	(2,325)	(2,121)
Deferred income tax liabilities	(288,859)	(369,874)
Net deferred income tax liabilities	(6,667)	(107,604)
Valuation allowance	(142,062)	(55,415)
Net deferred income tax liabilities	$(148,729)	$(163,019)

Summary of Changes in Gross Unrecognized Income Tax Benefits
The following summarizes the changes in our gross unrecognized income tax benefits.

	For the years ended December 31,
(In thousands)	2017	2016	2015
Unrecognized tax benefits at beginning of period	$27,545	$8,595	$5,890
Gross increases – tax positions in prior period	44	1,443	955
Gross increases – tax positions in current period	—	18,472	2,543
Gross decreases – tax positions in prior period	(1,724)	(671)	(176)
Lapse of Statute of Limitations	(4,518)	(294)	(617)
Unrecognized tax benefits at end of period	$21,347	$27,545	$8,595

Summary of Significant Elements Contributing to the Difference Between the Federal Statutory Rate and the Effective Tax Rate
The significant elements contributing to the difference between the federal statutory tax rate and the effective tax rate are as follows:

	For the years ended December 31,
	2017	2016	2015
Federal statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	5.1%	5.2%	2.8%
Foreign income tax	(5.2)%	1.2%	(7.8)%
Research and development tax credits	0.6%	5.4%	—%
Non-Deductible components of Convertible Debt	0.1%	2.2%	(9.4)%
Valuation allowance	(28.4)%	9.5%	61.1%
Rate change effect	(10.8)%	21.2%	—%
Non-deductible items	(1.9)%	(1.9)%	(0.7)%
Other	(1.0)%	(8.7)%	(1.0)%
Total	(6.5)%	69.1%	80.0%

Reconciliation of Losses Before Income Taxes Between U.S. and Foreign Jurisdictions
The following table reconciles our losses before income taxes between U.S. and foreign jurisdictions:

	For the years ended December 31,
(In thousands)	2017	2016	2015
Pre-tax income (loss):
U.S.	$(247,938)	$(92,175)	$(113,612)
Foreign	(42,077)	10,977	(30,091)
Total	$(290,015)	$(81,198)	$(143,703)